UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-06640)
American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ∞ p — 77.8%
Commercial Loans — 43.7%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 b	6/23/04	$6,174,591	$6,174,591	$6,298,083
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 b	8/18/06	1,447,364	1,447,364	1,476,312
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 b ¶	11/5/07	3,047,661	3,047,661	3,078,138
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 b	3/31/97	1,096,145	1,096,145	1,134,228
Hickman Road, Clive, IA, 6.78%, 1/1/13 b ¶	12/3/07	5,500,000	5,500,000	5,610,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 b	9/17/03	1,455,461	1,455,461	1,528,234
Office City Plaza, Houston, TX, 6.43%, 6/1/12 b	5/25/07	5,422,097	5,422,097	5,584,759
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 b	1/4/06	11,919,084	11,919,084	12,038,275
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 b	3/30/06	1,419,501	1,419,501	1,433,696
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17 b	12/13/06	1,787,648	1,787,648	1,781,381
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ◆ ♣	12/19/05	8,800,000	8,800,000	6,195,261
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 b	6/28/02	2,368,264	2,368,264	2,415,630
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 b	3/30/07	7,016,666	7,016,666	7,002,703
Signal Butte, Mesa, AZ, 2.42%, 7/1/17 b ¶	6/20/07	15,000,000	15,000,000	9,420,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 b ¶	1/19/07	12,000,000	12,000,000	11,351,664
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 b	2/15/07	1,256,873	1,256,873	1,319,716

			85,711,355	77,668,080

Multifamily Loans — 34.0%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 b ¶	7/20/07	7,875,000	7,875,000	4,945,500
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 b	6/5/03	3,797,130	3,797,130	3,986,986
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ ª	1/24/08	5,400,000	5,400,000	5,101,250
RP-Plaza Development Lot 11, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,500,000
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,500,000
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,805,908	8,805,908	8,805,908
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 ª S	3/20/09	3,200,000	3,200,000	2,589,866
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12 b ¶	7/7/05	9,500,000	9,500,000	9,500,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ ª S	7/7/05	6,150,000	6,150,000	2,090,219
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ♣	4/17/07	8,800,000	8,800,000	8,800,000
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ ♣ ª S	4/17/07	2,298,600	2,298,600	1,459,324
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ◆ ♣	3/30/06	7,000,000	7,000,000	4,396,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ ♣ ª S	3/30/06	1,690,000	1,690,000	907,978
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,668,782	2,668,782	2,722,157

			72,185,420	60,305,188

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.31%, 10/7/16	12/18/92	48,796	49,197	50,260
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.07%, 3/12/20	12/30/92	150,479	145,928	153,115

			195,125	203,375

Total Whole Loans			158,091,900	138,176,643

Corporate Notes ∞ ¶ — 12.4%
Fixed Rate — 12.4%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,596,728
Stratus Properties II, 6.56%, 12/31/11	12/14/01	5,000,000	5,000,000	5,150,000
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,240,000

Total Corporate Notes			21,511,612	21,986,728

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
U.S. Government Agency Mortgage-Backed Securities a — 12.5%
Fixed Rate — 12.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$1,834,643	$1,869,628	$1,984,300
9.00%, 7/1/30, #C40149	103,848	106,066	116,041
5.00%, 5/1/39, #G05430	3,437,358	3,528,003	3,605,063
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	116,384	116,747	125,766
5.50%, 6/1/17, #648508	167,374	167,876	180,661
5.00%, 9/1/17, #254486	264,156	264,582	283,516
5.00%, 11/1/17, #657356	540,626	542,379	580,249
6.50%, 6/1/29, #252497	682,886	679,209	757,443
7.50%, 5/1/30, #535289	86,707	84,366	97,866
8.00%, 5/1/30, #538266	26,171	25,906	30,216
8.00%, 6/1/30, #253347	105,527	104,453	121,835
5.00%, 11/1/33, #725027	8,616,667	8,807,230	9,078,413
5.00%, 7/1/39, #935588	5,018,579	5,123,676	5,257,715

Total U.S. Government Agency Mortgage-Backed Securities		21,420,121	22,219,084

Commercial Mortgage-Backed Securities ∆ — 17.2%
Other — 17.2%
Banc of America Commercial Mortgage,
Series 2005-4, Class A5B, 5.00%, 7/10/45	8,060,000	5,190,383	7,372,238
Bear Stearns Commercial Mortgage Securities,
Series 2007-T26, Class A4, 5.47%, 1/12/45 b	10,000,000	8,460,182	10,141,801
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4, 5.89%, 12/10/49 b	3,625,000	2,966,417	3,579,583
Series 2008-C7, Class A4, 6.30%, 12/10/49	3,500,000	2,987,039	3,502,751
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4, 5.89%, 11/15/44 b	5,950,000	5,436,464	5,875,511

Total Commercial Mortgage-Backed Securities		25,040,485	30,471,884

Preferred Stocks b — 13.3%
Real Estate Investment Trusts — 13.3%
AMB Property, Series L	57,100	1,100,225	1,185,967
AMB Property, Series M	14,360	367,561	309,602
AMB Property, Series O	13,459	336,475	296,906
BRE Properties, Series C	54,000	1,072,980	1,246,860
BRE Properties, Series D	7,450	148,032	173,212
Developers Diversified Realty, Series H	6,600	135,300	140,250
Developers Diversified Realty, Series I	6,050	126,143	129,167
Duke Realty, Series L	74,260	1,529,361	1,505,993
Duke Realty, Series M	83,200	1,704,000	1,783,808
Duke Realty, Series O	38,150	900,340	946,120
Equity Residential Properties, Series N	118,000	2,244,300	2,757,660
Kimco Realty, Series F	78,000	1,823,500	1,750,320
Kimco Realty, Series G	20,800	467,376	526,240
ProLogis Trust, Series F	26,120	630,278	523,445
ProLogis Trust, Series G	11,700	245,700	237,627
PS Business Parks, Series H	37,600	752,000	891,120
PS Business Parks, Series I	13,200	259,644	301,620
PS Business Parks, Series M	37,600	774,560	891,120
PS Business Parks, Series P	11,650	223,330	264,455
Public Storage, Series A	40,000	977,346	932,000
Public Storage, Series E	13,200	264,000	322,608
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series I	37,600	$817,800	$943,384
Public Storage, Series K	24,850	540,487	631,687
Realty Income, Series D	90,000	2,281,500	2,295,000
Realty Income, Series E	37,600	812,160	921,200
Regency Centers, Series C	37,600	812,912	912,176
Regency Centers, Series E	39,200	791,840	886,900

Total Preferred Stocks		22,139,150	23,706,447

Total Unaffiliated Investments		248,203,268	236,560,786

Real Estate Owned ¥ ● — 2.5%
Lake Point Terrace Apartments, Madison, WI		5,012,891	4,473,872

Short-Term Investment — 0.7%
First American Prime Obligations Fund, Class Z, 0.09% x	1,306,514	1,306,514	1,306,514

Total Investments ▲ — 136.4%		$254,522,673	$242,341,172

Other Assets and Liabilities, Net — (36.4)%			(64,710,994)

Total Net Assets — 100.0%			$177,630,178

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of May 31, 2010, the fund held internally fair valued securities with a value of $164,637,243 or 92.7% of total net assets.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $164,637,243 or 92.7% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2010, securities valued at $131,736,337 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest

$45,100,000	5.00%	$6,264

*	Interest rate as of May 31, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Whole Loans
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,174,591 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,447,364 par
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10, $3,047,661 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,096,145 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,797,130 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,455,461 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,422,097 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $11,919,084 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,419,501 par
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17, $1,787,648 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,368,264 par
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $7,016,666 par
Signal Butte, Mesa, AZ, 2.42%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,256,873 par
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12, $9,500,000 par
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.89%, 12/10/49, $3,625,000 par
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par
Preferred Stocks
AMB Property, Series L, 57,100 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 13,459 shares
BRE Properties, Series C, 54,000 shares
BRE Properties, Series D, 7,450 shares
Developers Diversified Realty, Series H, 6,600 shares
Developers Diversified Realty, Series I, 6,050 shares
Duke Realty, Series L, 74,260 shares
Duke Realty, Series M, 83,200 shares
Duke Realty, Series O, 38,150 shares
Equity Residential Properties, Series N, 55,000 shares
Kimco Realty, Series F, 78,000 shares
Kimco Realty, Series G, 20,800 shares
ProLogis Trust, Series F, 26,120 shares
ProLogis Trust, Series G, 11,700 shares
PS Business Parks, Series H, 37,600 shares
PS Business Parks, Series I, 13,200 shares
PS Business Parks, Series M, 37,600 shares
PS Business Parks, Series P, 11,650 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 13,200 shares
Public Storage, Series I, 37,600 shares
Public Storage, Series K, 24,850 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 37,600 shares
Regency Centers, Series C, 37,600 shares
Regency Centers, Series E, 39,200 shares
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2010.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

♣	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

ª	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

∆	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2010.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2010, securities valued at $22,219,084 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$13,768,000	5/10/10	0.25%	6/9/10	$2,103	(1)
7,143,000	5/24/10	0.27%	6/24/10	429	(2)

$20,911,000				$2,532

*	Interest rate as of May 31, 2010. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $286,663 par
Federal National Mortgage Association, 5.00%, 11/1/33, $8,616,667 par
Federal National Mortgage Association, 5.00%, 7/1/39, $5,018,579 par

(2)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,547,980 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $103,848 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $3,437,358 par
Federal National Mortgage Association, 6.00%, 10/1/16, $116,384 par
Federal National Mortgage Association, 5.50%, 6/1/17, $167,374 par
Federal National Mortgage Association, 5.00%, 9/1/17, $264,156 par
Federal National Mortgage Association, 5.00%, 11/1/17, $540,626 par
Federal National Mortgage Association, 6.50%, 6/1/29, $682,886 par
Federal National Mortgage Association, 7.50%, 5/1/30, $86,707 par
Federal National Mortgage Association, 8.00%, 5/1/30, $26,171 par
Federal National Mortgage Association, 8.00%, 6/1/30, $105,527 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

●	Real Estate Owned. See ¶ footnote above.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $254,522,673. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,688,614
Gross unrealized depreciation	(21,870,115)

Net unrealized depreciation	$(12,181,501)

First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$138,176,643	$138,176,643
Commercial Mortgage-Backed Securities	—	30,471,884	—	30,471,884
Preferred Stocks	23,706,447	—	—	23,706,447
U.S. Government Agency Mortgage-Backed Securities	—	22,219,084	—	22,219,084
Corporate Notes	—	—	21,986,728	21,986,728
Real Estate Owned	—	—	4,473,872	4,473,872
Short-Term Investment	1,306,514	—	—	1,306,514

Total Investments	$25,012,961	$52,690,968	$164,637,243	$242,341,172

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Real Estate	Total
	Loans	Notes	Owned	Fair Value
Balance as of August 31, 2009	$148,172,669	$21,941,845	$—	$170,114,514
Realized gain (loss)	(328)	—	—	(328)
Net change in unrealized appreciation or depreciation	(5,630,374)	44,883	963,698	(4,621,793)
Net purchases (sales)	(4,365,324)	—	3,510,174	(855,150)

Balance as of May 31, 2010	$138,176,643	$21,986,728	$4,473,872	$164,637,243

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2010	$(5,630,374)	$44,883	$963,698	$(4,621,793)

First American Mortgage Funds 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Strategic Income Portfolio Inc. II

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:	July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:	July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:	July 28, 2010